GOODWILL AND OTHER INTANGIBLE ASSETS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Goodwill recorded in relation to a branch acquisition						$ 1,800,000
Goodwill	13,651,000		13,651,000		13,651,000	13,651,000
Goodwill as a percent of total assets	1.14%		1.14%		1.16%
Goodwill as a percent of total capital	11.19%		11.19%		12.12%
Core deposit intangible					426,000	1,271,000
Accumulated amortization					(42,000)	(845,000)
Net core deposit intangible	362,000		362,000		384,000	426,000
Amortization of intangibles	10,000	10,000	21,000	21,000	42,000	35,000	85,000
2014					42,000
2015					42,000
2016					42,000
2017					42,000
2018					$ 42,000